Goodwill (Tables)	12 Months Ended
Dec. 31, 2013
GOODWILL [Abstract]
Goodwill

	Consumer	Enterprise	Total
	US$	US$	US$
Balance as of December 31, 2011	—	—	—
Increase in goodwill related to acquisition	15,848	2,083	17,931
Foreign currency translation adjustment	10	17	27
Impairment losses	—	—	—
Balance as of December 31, 2012	15,858	2,100	17,958
Increase in goodwill related to acquisition	45,691	11,268	56,959
Foreign currency translation adjustment	942	161	1,103
Impairment losses	—	—	—

Balance as of December 31, 2013	62,491	13,529	76,020